Recently Adopted Accounting Standards - Summary Result in a Change to the Carrying Value of the Item on the Statement of Financial Position (Detail) - CAD ($) $ in Millions	Oct. 31, 2018		Nov. 01, 2017	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015
Disclosure of reconciliation of carrying amounts of financial assets and financial liabilities on the date of initial application of IFRS 9 [line items]
Cash and deposits with financial institutions	$ 62,269	[1]		$ 59,663
Precious metals	3,191	[1]		5,717
Loans	14,334	[1]		17,312
Other	454	[1]		2,500
Trading assets	100,262	[1]		98,464
Loans
Residential mortgages	253,357	[1]		236,916
Personal loans	96,019	[1]		89,227
Credit cards	16,485	[1]		14,104
Business and government	191,038	[1]		168,449
Gross impaired loans	556,899	[1]		508,696
Customers' liability under acceptances, net of allowance	16,329	[1]		13,560
Property and equipment	2,684	[1]		2,381
Investment in associates	4,850	[1]		4,586
Goodwill and other intangible assets	17,719	[1]		12,106
Deferred tax assets	1,938	[1]		1,713
Other assets	17,433	[1]		12,749
Other Assets	60,953	[1]		47,095
Total assets	998,493	[1]		915,273
Deposits	676,534	[1]		625,367
Financial instruments designated at fair value through profit or loss	8,188	[1]		4,663
Acceptances	16,338	[1]		13,560
Obligations related to securities sold short	32,087	[1]		30,766
Derivative financial instruments	37,967	[1]		34,200
Obligations related to securities sold under repurchase agreements and securities lent	101,257	[1]		95,843
Subordinated debentures	5,698	[1]		5,935
Other liabilities	52,744	[1]		43,314
Total liabilities	930,813	[1]		853,648
Common equity
Retained earnings	41,414	[1]		38,117
Accumulated other comprehensive income (loss)	992	[1]		1,577
Other reserves	404	[1]		116
Total common equity	61,044	[1]		55,454
Total equity attributable to equity holders to the Bank	65,228	[1]		60,033
Non-controlling interests in subsidiaries	2,452	[1]		1,592
Total equity	67,680	[1]		61,625	$ 57,821	$ 53,479
Total liabilities and equity	998,493	[1]		915,273
Reclassification			$ 2
Remeasurement	151		(761)
Securities	85,474	[1]		78,652
Cash And Deposits With Financial Institutions [Member]
Common equity
Remeasurement			(3)
Debt securities [member]
Common equity
Reclassification			76
Debt securities [member] | Financial assets at amortised cost, category [member]
Common equity
Reclassification			4,205
Remeasurement			118
Debt securities [member] | Financial assets at fair value through other comprehensive income, category [member]
Common equity
Reclassification			(4,281)
Equity securities [member] | Financial assets at fair value through profit or loss, category [member]
Common equity
Reclassification			301
Equity securities [member] | Financial assets at fair value through other comprehensive income, category [member]
Common equity
Reclassification			(301)
Loans assets [member]
Common equity
Reclassification			660
Remeasurement			1
Trading assets [member]
Common equity
Reclassification			736
Remeasurement			1
Derivative financial instruments [member] | Financial assets at fair value through profit or loss, category [member]
Common equity
Reclassification			(2)
Securities [member]
Common equity
Reclassification			(76)
Remeasurement			118
Residential mortgages [member]
Common equity
Reclassification	(33)		(33)
Remeasurement			(134)
Personal loan [Member]
Common equity
Remeasurement			2
Business and government [member]
Common equity
Reclassification			(623)
Loan [member]
Common equity
Reclassification			(656)
Remeasurement			(132)
Allowance for Credit Loss [Member]
Common equity
Remeasurement			(593)
Customers' liability under acceptances [member]
Common equity
Remeasurement			(16)
Investments in associates [member]
Common equity
Remeasurement			(184)
Deferred tax assets [member]
Common equity
Remeasurement			50
Other assets [member]
Common equity
Remeasurement			(2)
Other Financial Assets1 [Member]
Common equity
Remeasurement			(152)
Asset [Member]
Common equity
Reclassification			2
Remeasurement			(761)
Common shares [member]
Common equity
Common shares	18,234	[1]		15,644
Total equity	18,234			15,644	$ 15,513
IAS 39 [member]
Disclosure of reconciliation of carrying amounts of financial assets and financial liabilities on the date of initial application of IFRS 9 [line items]
Cash and deposits with financial institutions			59,663
Precious metals			5,717
Loans			17,312
Other			2,500
Trading assets			98,464
Investment securities
Investment securities			69,269
Loans
Residential mortgages			236,916
Personal loans			89,227
Credit cards			14,104
Business and government			168,449
Gross impaired loans			508,696
Allowance for credit loss			(4,327)
Customers' liability under acceptances, net of allowance			13,560
Property and equipment			2,381
Investment in associates			4,586
Goodwill and other intangible assets			12,106
Deferred tax assets			1,713
Other assets			12,749
Other Assets			47,095
Total assets			915,273
Deposits			625,367
Financial instruments designated at fair value through profit or loss			4,663
Acceptances			13,560
Obligations related to securities sold short			30,766
Derivative financial instruments			34,200
Obligations related to securities sold under repurchase agreements and securities lent			95,843
Subordinated debentures			5,935
Other liabilities			43,314
Total liabilities			853,648
Common equity
Retained earnings			38,117
Accumulated other comprehensive income (loss)			1,577
Other reserves			116
Total common equity			55,454
Preferred shares			4,579
Total equity attributable to equity holders to the Bank			60,033
Non-controlling interests in subsidiaries			1,592
Total equity			61,625
Total liabilities and equity			915,273
IAS 39 [member] | Debt securities [member]
Investment securities
Debt / Equity securities			49,193
Debt / Equity securities			13
Common equity
Securities			39,333
Debt securities			18,765
IAS 39 [member] | Equity securities [member]
Investment securities
Debt / Equity securities			1,311
Common equity
Securities			39,319
IAS 39 [member] | Securities purchased under resale agreements and securities borrowed [member]
Common equity
Debt securities			95,319
IAS 39 [member] | Derivative financial instruments [member]
Investment securities
Debt / Equity securities			35,364
IAS 39 [member] | Common shares [member]
Common equity
Common shares			15,644
In accordance with IFRS 9 [member]
Disclosure of reconciliation of carrying amounts of financial assets and financial liabilities on the date of initial application of IFRS 9 [line items]
Cash and deposits with financial institutions			59,660
Precious metals			5,717
Loans			17,973
Other			2,500
Trading assets			99,201
Investment securities
Investment securities			69,311
Loans
Residential mortgages			236,749
Personal loans			89,229
Credit cards			14,104
Business and government			167,826
Gross impaired loans			507,908
Allowance for credit loss	$ (5,065)		(4,920)	$ (4,920)
Customers' liability under acceptances, net of allowance			13,544
Property and equipment			2,381
Investment in associates			4,402
Goodwill and other intangible assets			12,106
Deferred tax assets			1,763
Other assets			12,747
Other Assets			46,943
Total assets			914,514
Deposits			625,367
Financial instruments designated at fair value through profit or loss			4,663
Acceptances			13,560
Obligations related to securities sold short			30,766
Derivative financial instruments			34,198
Obligations related to securities sold under repurchase agreements and securities lent			95,843
Subordinated debentures			5,935
Other liabilities			43,167
Total liabilities			853,499
Common equity
Retained earnings			37,553
Accumulated other comprehensive income (loss)			1,628
Other reserves			116
Total common equity			54,941
Preferred shares			4,579
Total equity attributable to equity holders to the Bank			59,520
Non-controlling interests in subsidiaries			1,495
Total equity			61,015
Total liabilities and equity			914,514
In accordance with IFRS 9 [member] | Debt securities [member]
Investment securities
Debt / Equity securities			44,912
Debt / Equity securities			13
Common equity
Securities			39,409
Debt securities			23,088
In accordance with IFRS 9 [member] | Equity securities [member]
Investment securities
Debt / Equity securities			1,010
Debt / Equity securities			301
Common equity
Securities			39,319
In accordance with IFRS 9 [member] | Securities purchased under resale agreements and securities borrowed [member]
Common equity
Debt securities			95,319
In accordance with IFRS 9 [member] | Derivative financial instruments [member]
Investment securities
Debt / Equity securities			35,362
In accordance with IFRS 9 [member] | Common shares [member]
Common equity
Common shares			15,644
Derivative financial instruments [member]
Common equity
Reclassification			(2)
Other liabilities [member]
Common equity
Reclassification			4
Remeasurement			(151)
Liabilities [member]
Common equity
Reclassification			2
Remeasurement			(151)
Retained earnings [member]
Common equity
Reclassification			49
Remeasurement			(613)
Accumulated other comprehensive income (loss) [member]
Common equity
Reclassification			(49)
Remeasurement			100
Total common equity [member]
Common equity
Remeasurement			(513)
Total common and preferred equity [member]
Common equity
Remeasurement			(513)
Non-controlling interests in subsidiaries [member]
Common equity
Remeasurement			(97)
Equity [member]
Common equity
Remeasurement			$ (610)

[1]	The amounts for the year ended October 31, 2018 have been prepared in accordance with IFRS 9; prior period amounts have not been restated (refer to Notes 3 and 4).